Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2022	Dec. 31, 2021
Common stock par or stated value per share	$ 0.01	$ 0.01
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	48,900,620	38,275,518	1,724,998	318,351
Common stock shares outstanding	44,648,737	34,023,635
Preferred stock par or stated value per share	$ 0.01
Preferred stock shares authorized	200,000,000	200,000,000
Preferred stock shares outstanding	811,878	811,878
Treasury Stock, Common, Shares	4,251,883	4,251,883
Series A Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	800,000	800,000
Preferred stock shares issued	795,878	795,878
Preferred stock shares outstanding	795,878	795,878
Series B Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	16,000	16,000
Preferred stock shares issued	16,000	16,000
Preferred stock shares outstanding	16,000	16,000